73571  6/01
Prospectus Supplement
dated June 18, 2001 to:
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PUTNAM VOYAGER FUND (the "fund")

Prospectuses dated November 30, 2000, as revised May 14, 2001

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                Since   Experience
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Robert R. Beck         1995    1989 - Present       Putnam Management
Managing Director
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Paul C. Warren         2001    1997 - Present       Putnam Management
Managing Director              Prior to May 1997    IDS Fund Management
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Paul E. Marrkand       1999    1987 - Present       Putnam Management
Senior Vice President
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Michael P. Stack       1997    1997 - Present       Putnam Management
Senior Vice President          Prior to Nov. 1997   Independence Investment
                                                    Associates Inc.
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Kevin M. Divney        2000    1997 - Present       Putnam Management
Senior Vice President          Prior to July 1997   Franklin Portfolio
                                                    Associates LLC
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James C. Wiess         2000    2000 - Present       Putnam Management
Senior Vice President          Prior to April 2000  J.P. Morgan Company
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Michael E. Nance       2001    2001 - Present       Putnam Management
Senior Vice President          Prior to May 2001    Kobrick Funds LLC
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